ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 16,904,116	$ 14,980,688	$ 15,239,931
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	564,592	520,686	558,591
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	16,339,524	14,460,002	14,681,340
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,458,755	1,250,153	1,357,166
Banco de Bogota S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	56,579	55,239	88,885
Banco de Bogota S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,402,176	1,194,914	1,268,281
BAC Holding International Corp
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,657,273	2,388,658	2,562,074
BAC Holding International Corp | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	153,979	131,890	138,389
BAC Holding International Corp | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,503,294	2,256,768	2,423,685
Banco de Occidente S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	695,205	658,547	651,537
Banco de Occidente S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	18,701	20,849	31,763
Banco de Occidente S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	676,504	637,698	619,774
Banco Popular S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	257,775	248,964	266,889
Banco Popular S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	22,104	18,044	22,784
Banco Popular S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	235,671	230,920	244,105
Banco AV Villas S A
Disclosure of operating segments [line items]
Revenue from contracts with customers	298,689	275,409	300,229
Banco AV Villas S A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	85,401	77,497	83,687
Banco AV Villas S A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	213,288	197,912	216,542
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,260,012	1,173,341	1,147,036
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	269	312	6,514
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,259,743	1,173,029	1,140,522
Corficolombiana S.A
Disclosure of operating segments [line items]
Revenue from contracts with customers	10,406,561	9,098,397	8,679,277
Corficolombiana S.A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	139,770	110,080	116,974
Corficolombiana S.A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	10,266,791	8,988,317	8,562,303
All other segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	186,979	164,584	437,415
All other segments | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	184,036	163,552	436,504
All other segments | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,943	1,032	911
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(317,133)	(277,365)	(161,692)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(96,247)	(56,777)	(366,909)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (220,886)	$ (220,588)	$ 205,217